Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation
The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2023 included in bp Annual Report and Form 20-F 2023.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements.
bp prepares its consolidated financial statements included within bp Annual Report and Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the UK, and European Union (EU), and in accordance with the provisions of the UK Companies Act 2006 as applicable to companies reporting under international accounting standards. IFRS as adopted by the UK does not differ from IFRS as adopted by the EU. IFRS as adopted by the UK and EU differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented. The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing bp Annual Report and Form 20-F 2024 which are the same as those used in preparing bp Annual Report and Form 20-F 2023.
There are no other new or amended standards or interpretations adopted from 1 January 2024 onwards that have a significant impact on the financial information.
Significant accounting judgements and estimates
bp's significant accounting judgements and estimates were disclosed in bp Annual Report and Form 20-F 2023. These have been subsequently considered at the end of this quarter to determine if any changes were required to those judgements and estimates.
Provisions
The nominal risk-free discount rate applied to provisions is reviewed on a quarterly basis. The discount rate applied to the group's provisions was revised to 4.5% in the second quarter (31 December 2023 4.0%) to reflect higher US Treasury yields. The principal impact of this rate increase was a $0.8 billion decrease in the decommissioning provision with a corresponding decrease in the carrying amount of property, plant and equipment of $0.6 billion.